UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07503
Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2006

Date of reporting period:	August 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments August 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS(a) (97.8%)
	Auto Parts: O.E.M. (0.9%)
38,000	NIFCO Inc.	$618,430

	Building Products (1.6%)
80,000	Nippon Sheet Glass Company, Ltd.	347,950
120,000	Sanwa Shutter Corp.	718,258
		1,066,208
	Chemicals: Major Diversified (1.4%)
300,000	Mitsubishi Chemical Corp.	967,353

	Chemicals: Specialty (6.1%)
165,000	Daicel Chemical Industries, Ltd.	992,250
260,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,023,421
120,000	Kaneka Corp.	1,446,279
77,000	Shin-Etsu Polymer Co., Ltd.	649,811
		4,111,761
	Commercial Printing/Forms (2.1%)
63,000	Dai Nippon Printing Co., Ltd.	1,007,023
20,000	Nissha Printing Co., Ltd.	389,954
		1,396,977
	Computer Peripherals (1.2%)
78,600	Mitsumi Electric Co., Ltd.	810,418

	Computer Processing Hardware (2.1%)
240,000	Fujitsu Ltd.	1,436,434

	Electric Utilities (1.3%)
36,000	Tokyo Electric Power Co., Inc.	885,566

	Electrical Products (1.4%)
199,000	Furukawa Electric Co., Ltd.*	941,896

	Electronic Components (2.0%)
18,000	TDK Corp.	1,343,487

	Electronic Distributors (0.8%)
22,000	Ryosan Co., Ltd.	554,540

	Electronic Equipment/Instruments (15.4%)
37,000	Canon, Inc.	1,872,848
70,000	Casio Computer Co., Ltd.	985,980
16,300	Kyocera Corp.	1,134,664
122,000	Matsushita Electric Industrial Co., Ltd.	2,134,893
256,000	NEC Corp.	1,375,041
94,000	Ricoh Co., Ltd.	1,464,169
330,000	Toshiba Corp.	1,309,252
		10,276,847
	Electronics/Appliances (4.7%)
45,000	Fuji Photo Film Co., Ltd.	1,458,055
18,000	Rinnai Corp.	420,159
37,000	Sony Corp.	1,239,459
		3,117,673
	Engineering & Construction (2.6%)
51,000	Kyudenko Corp.	327,514
30,000	Maeda Road Construction Co., Ltd.	219,847
171,000	Obayashi Corp.	1,063,734
20,000	Sanki Engineering Co., Ltd.	157,977
		1,769,072

	Finance/Rental/Leasing (1.4%)
46,000	Hitachi Capital Corp.	943,423

	Food Retail (1.6%)
34,000	FamilyMart Co., Ltd.	1,054,755

	Food: Meat/Fish/Dairy (0.9%)
55,000	Nippon Meat Packers, Inc.	590,945

	Food: Specialty/Candy (0.6%)
25,000	House Foods Corp.	382,494

	Home Building (2.8%)
137,000	Sekisui Chemical Co., Ltd.	888,695
90,000	Sekisui House, Ltd.	992,112
		1,880,807
	Industrial Conglomerates (1.9%)
210,000	Hitachi, Ltd.	1,288,308

	Industrial Machinery (8.4%)
100,000	Amada Co., Ltd.	777,048
85,000	Daifuku Co., Ltd.	1,024,721
47,600	Daikin Industries Ltd.	1,280,796
28,400	Fuji Machine Mfg. Co., Ltd.	337,616
72,000	Fujitec Co., Ltd.	394,378
380,000	Mitsubishi Heavy Industries, Ltd.	1,072,097
137,000	Tsubakimoto Chain Co.	722,141
		5,608,797
	Industrial Specialties (1.9%)
37,900	Lintec Corp.	595,796
157,000	Toyo Ink Manufacturing Co., Ltd.	661,067
		1,256,863
	Major Telecommunications (1.4%)
220	Nippon Telegraph & Telephone Corp. (NTT)	957,199

	Metal Fabrications (1.2%)
188,000	Minebea Co., Ltd.	784,003

	Miscellaneous Manufacturing (1.6%)
60,000	Kurita Water Industries Ltd.	1,071,305

	Motor Vehicles (10.0%)
200,000	Nissan Motor Co., Ltd.	2,105,749
69,200	Suzuki Motor Corp.	1,205,744
55,000	Toyota Motor Corp.	2,251,340
58,000	Yamaha Motor Co., Ltd.	1,091,504
		6,654,337
	Movies/Entertainment (0.6%)
25,000	TOHO Co., Ltd.	383,322

	Other Transportation (0.2%)
14,000	Mitsubishi Logistics Corp.	151,641

	Pharmaceuticals: Major (1.9%)
62,000	Sankyo Co., Ltd.	1,261,243

	Pharmaceuticals: Other (4.0%)
39,000	Astellas Pharma Inc.	1,391,300
25,100	Ono Pharmaceutical Co., Ltd.	1,249,803
		2,641,103
	Railroads (1.5%)
185	East Japan Railway Co.	997,596

	Real Estate Development (1.3%)
72,000	Mitsubishi Estate Co., Ltd.	862,367

	Recreational Products (3.7%)
13,500	Nintendo Co., Ltd.	1,421,857
60,000	Yamaha Corp.	1,038,277
		2,460,134

	Semiconductors (1.2%)
8,500	Rohm Co., Ltd.		777,425

	Textiles (2.2%)
70,000	Nisshinbo Industries, Inc.		562,800
176,000	Teijin Ltd.		938,012
			1,500,812
	Wholesale Distributors (3.9%)
25,000	Hitachi High-Technologies Corp.		407,051
105,000	Mitsubishi Corp.		1,738,341
45,000	Nagase & Co., Ltd.		485,525
			2,630,917
	TOTAL COMMON STOCKS
	(Cost $47,103,489)		65,436,458

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.3%)
	REPURCHASE AGREEMENT
$1,508	Joint repurchase agreement account 3.59% due 09/01/05 (dated 08/31/05; proceeds $1,508,150) (b) (Cost $1,508,000)		1,508,000

	TOTAL INVESTMENTS
	(Cost $48,611,489)(c)	100.1%	66,944,458
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(36,864)
	NET ASSETS	100.0%	$66,907,594

*	Non-income producing security.
(a)

Securities with total market value equal to $65,436,458 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,886,964 and the aggregate gross unrealized depreciation is $553,995, resulting in net unrealized appreciation of $18,332,969 .

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

October 20, 2005

/s/ Francis Smith

Francis Smith

Principal Financial Officer

October 20, 2005